Initial Public Offering	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Initial Public Offering Disclosure [Abstract]
INITIAL PUBLIC OFFERING

NOTE 3. INITIAL PUBLIC OFFERING

Pursuant to the Initial Public Offering, the Company sold 8,050,000 Units at a purchase price of $10.00 per Unit, which includes the full exercise by the underwriter of its over-allotment option to purchase an additional 1,050,000 Units on December 18, 2019. Each Unit consists of one Class A ordinary share and one Public Warrant. Each Public Warrant entitles the holder to purchase one Class A ordinary share at an exercise price of $11.50 per share (see Note 7).

NOTE 4. INITIAL PUBLIC OFFERING

Pursuant to the Initial Public Offering, the Company sold 8,050,000 Units at a purchase price of $10.00 per Unit, which includes the full exercise by the underwriter of its over-allotment option to purchase an additional 1,050,000 Units on December 18, 2019. Each Unit consists of one Class A ordinary share and one Public Warrant. Each Public Warrant entitles the holder to purchase one Class A ordinary share at an exercise price of $11.50 per share (see Note 7).